Bank Borrowings - Schedule of Currency Analysis of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Total	$ 282,973	$ 96,166
Hong Kong dollars [Member]
Debt Instrument [Line Items]
Secured borrowings	50,135	50,655
United States dollars [Member]
Debt Instrument [Line Items]
Secured borrowings	44,163
Unsecured borrowings	30,184	45,000
Singapore dollars [Member]
Debt Instrument [Line Items]
Secured borrowings	158,466
Euro [Member]
Debt Instrument [Line Items]
Unsecured borrowings		475
British Pound [Member]
Debt Instrument [Line Items]
Unsecured borrowings	$ 25	$ 36